Schedule of Future Minimum Payment Under Bank and Other Borrowings (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024 (excluding the nine months ended September 30, 2024)	$ 26,739	$ 135,970
2025	94,196	128,162
2026	49,225	66,817
2027	9,661	12,423
2028	10,456	12,897
Thereafter	28,947	429,046
Total bank and other borrowings	$ 219,224	$ 785,315	$ 661,715